Financial instruments disclosures - Additional information (Detail) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 12,604		$ 12,806
Expected unconditional guaranteed royalty payments to be received	$ 111	$ 124
Percentage of change in coal spot price	15.00%
Fair value hedges | Currency risk
Disclosure of detailed information about financial instruments [line items]
Hedged item, assets	$ 444		151
Hedged item, liabilities	281		298
Interest rate swap contract
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,500
Level 1
Disclosure of detailed information about financial instruments [line items]
Bonds, carrying value	7,500		7,700
Bonds, fair value	9,200		9,100
Level 3
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 4,200		4,200
Percentage of change in coal spot price	15.00%
Increase in carrying value of forward contract due to coal spot price assumptions	$ 177		214
Decrease in carrying value of forward contract due to decrease in spot price	44		57
Level 3 | Aluminium Forward Contracts Embedded In Electricity Purchase Contracts
Disclosure of detailed information about financial instruments [line items]
Long-term embedded derivatives at fair value	326		120
Level 3 | Fair value
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 4,700		$ 4,700